PIMCO Funds

Supplement Dated January 24, 2008 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2007

Disclosure Relating to the CommodityRealReturn Strategy Fund®

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn Strategy Fund® under the heading “Principal Investments and Strategies” on page 10 is deleted.

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on pages 60 and 61 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund® may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 68 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 69 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated January 24, 2008 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class A, B and C Prospectus dated October 1, 2007

Disclosure Relating to the CommodityRealReturn Strategy Fund®

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn Strategy Fund® under the heading “Principal Investments and Strategies” on page 12 is deleted.

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on pages 61 and 62 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund® may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 69 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 70 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated January 24, 2008 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class D Prospectus dated October 1, 2007

Disclosure Relating to the CommodityRealReturn Strategy Fund®

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn Strategy Fund® under the heading “Principal Investments and Strategies” on page 14 is deleted.

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 61 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund® may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 69 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 70 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated January 24, 2008 to the

Prospectus for Class R Shares

dated October 1, 2007

Disclosure Relating to the All Asset Fund

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 45 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Underlying Fund and to the extent the All Asset Fund invests in the Underlying Fund, the All Asset Fund, may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Underlying Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Underlying Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 52 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated January 24, 2008 to the

Statement of Additional Information

dated October 1, 2007

Disclosure Relating to the CommodityRealReturn Strategy Fund®

Effective immediately, the third paragraph of the section entitled “Investment Objectives and Policies” on pages 5 and 6 is replaced in its entirety with the following:

The CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Fund’s Subsidiary.

Effective immediately, the third paragraph of the section entitled “Investment Objectives and Policies—Illiquid Securities” on page 40 is deleted.

Effective immediately, the second sentence of the third paragraph under the heading “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary” on page 42 is deleted.

Effective immediately, the final paragraph under the heading “Investment Restrictions” on page 47 is deleted.

Investors Should Retain This Supplement For Future Reference